Investments in Receivables	9 Months Ended
Sep. 30, 2015
Investments in Receivables
Investments in Receivables

7. Investments in Receivables

As a result of the transfer of investments in receivables from the Contributing Landmark Funds to the Partnership, which met the conditions to be accounted for as a sale in accordance with ASC 860, Transfers and Servicing, the investments in receivables were recorded at their estimated fair value as of November 19, 2014 using a 8.75% discount rate. The receivables are unsecured with payments collected over periods ranging from 2 to 29 years.  Interest income recognized on the receivables totaled $605,180 and $522,994 during the nine months ending September 30, 2015 and 2014, respectively, and $709,030,  $742,185, and $356,348 during the years ended December 31, 2014, 2013, and 2012, respectively.

The following table reflects the activity in investments in receivables:

	September 30,	December 31,
	2015	2014	2013
Investments in receivables – beginning	$8,665,274	$9,085,281	$9,743,976
Acquisitions	130,200	—	—
Fair value adjustment	11,862	284,294	—
Impairments	—	(4,465)	(25,304)
Repayments	(523,608)	(751,735)	(702,368)
Interest accretion	21,450	51,899	68,977
Investments in receivables – ending	$8,305,178	$8,665,274	$9,085,281

Annual amounts due as of December 31, 2014, are as follows:

2015	$1,368,772
2016	1,430,049
2017	1,561,423
2018	1,377,750
2019	893,149
Thereafter	6,637,990
Total	$13,269,133
Interest	$4,603,859
Principal	8,665,274
Total	$13,269,133